Goodwill and Other Intangible Assets - Summary of Estimated Future Annual Amortization Expense for Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 45.9
2015	37.3
2016	27.8
2017	20.9
2018	$ 18.3